Property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 114.2
Property, plant and equipment, ending balance	156.0	$ 114.2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	217.1	185.4
Additions	75.2	33.7
Additions from business combinations (note 5)	1.2
Disposals	(1.2)	(0.5)
Transfers	0.0	0.0
Impact of foreign currency translation	4.1	(1.5)
Property, plant and equipment, ending balance	296.4	217.1
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(102.9)	(68.9)
Depreciation	37.4	33.0
Disposals	1.2	0.1
Impairment losses	0.2	1.6
Impact of foreign currency translation	1.1	(0.5)
Property, plant and equipment, ending balance	(140.4)	(102.9)
Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	18.8
Property, plant and equipment, ending balance	16.7	18.8
Plant equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	30.9	29.1
Additions	0.0	0.1
Additions from business combinations (note 5)	0.0
Disposals	0.0	(0.2)
Transfers	1.1	1.9
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, ending balance	32.0	30.9
Plant equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(12.1)	(9.0)
Depreciation	3.2	3.1
Disposals	0.0	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, ending balance	(15.3)	(12.1)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3.5
Property, plant and equipment, ending balance	3.2	3.5
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12.8	10.7
Additions	0.9	1.5
Additions from business combinations (note 5)	0.0
Disposals	(0.1)	(0.1)
Transfers	1.5	0.8
Impact of foreign currency translation	0.2	(0.1)
Property, plant and equipment, ending balance	15.3	12.8
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(9.3)	(6.8)
Depreciation	2.7	2.7
Disposals	0.1	0.1
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.2	(0.1)
Property, plant and equipment, ending balance	(12.1)	(9.3)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	71.2
Property, plant and equipment, ending balance	75.3	71.2
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	125.1	102.1
Additions	8.8	6.2
Additions from business combinations (note 5)	0.9
Disposals	(1.0)	0.0
Transfers	15.5	18.1
Impact of foreign currency translation	2.1	(1.3)
Property, plant and equipment, ending balance	151.4	125.1
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(53.9)	(33.2)
Depreciation	23.1	19.2
Disposals	1.0	0.0
Impairment losses	0.2	1.6
Impact of foreign currency translation	(0.1)	(0.1)
Property, plant and equipment, ending balance	(76.1)	(53.9)
Show displays
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2.1
Property, plant and equipment, ending balance	2.7	2.1
Show displays | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9.4	9.4
Additions	0.0	0.0
Additions from business combinations (note 5)	0.0
Disposals	0.0	0.0
Transfers	1.6	0.2
Impact of foreign currency translation	0.4	(0.2)
Property, plant and equipment, ending balance	11.4	9.4
Show displays | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(7.3)	(6.3)
Depreciation	1.1	1.1
Disposals	0.0	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.3	(0.1)
Property, plant and equipment, ending balance	(8.7)	(7.3)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	14.5
Property, plant and equipment, ending balance	11.6	14.5
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	34.8	30.8
Additions	2.2	2.4
Additions from business combinations (note 5)	0.3
Disposals	(0.1)	(0.1)
Transfers	1.6	1.9
Impact of foreign currency translation	1.0	(0.2)
Property, plant and equipment, ending balance	39.8	34.8
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(20.3)	(13.6)
Depreciation	7.3	6.9
Disposals	0.1	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.7	(0.2)
Property, plant and equipment, ending balance	(28.2)	(20.3)
In progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4.1
Property, plant and equipment, ending balance	46.5	4.1
In progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4.1	3.3
Additions	63.3	23.5
Additions from business combinations (note 5)	0.0
Disposals	0.0	(0.1)
Transfers	(21.3)	(22.9)
Impact of foreign currency translation	0.4	0.3
Property, plant and equipment, ending balance	46.5	4.1
In progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0.0	0.0
Depreciation	0.0	0.0
Disposals	0.0	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, ending balance	$ 0.0	$ 0.0